Stock Options	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stock Options
9. Stock Options
As a result of the Merger closing (see Notes 2 and 3) there were 12,992,857 fully vested stock options outstanding at March
15
, 2021 that were previously issued by ADOMANI, Inc. and assumed in the Merger. The outstanding options at December 31, 2021 consisted of the following:

	Number of Shares	Exercise Price	Weighted Average Remaining Contractual Life (years)
Outstanding EVTDS at December 31, 2020	—	—	—
Options acquired in Merger	12,992,857	$0.29	4.61
Exercised	(5,750,713)	$0.12
Cancelled / Forfeited at $0.12 Exercise Price	(67,144)	$0.12
Cancelled / Forfeited at $0.45 Exercise Price	(210,000)	$0.45
Cancelled / Forfeited at $1.31 Exercise Price	(195,000)	$1.31
Subtotal, as follows:	6,770,000
Outstanding Options at $0.12 Exercise Price	1,000,000	$0.12	0.21
Outstanding Options at $0.45 Exercise Price	5,635,000	$0.45	8.20
Outstanding Options at $1.31 Exercise Price	135,000	$1.31	6.30
Outstanding at December 31, 2021	6,770,000	$0.42	6.98
On June 14, 2021, options to purchase 33,571 shares of common stock were exercised at a price of $0.12 per share, resulting in a payment to the Company of $4,029. Also on June 14, 2021, options to purchase an aggregate of 67,144 shares of common stock with an exercise price of $0.12 per share, options to purchase 75,000 shares of common stock with an exercise price of $0.45 per share, and options to purchase 60,000 shares of common stock with an exercise price of $1.31 per share were forfeited by the former holder thereof, as they were not exercised prior to the expiration date specified with respect to such options.
On June 25, 2021, options to purchase 358,571 shares of common stock were exercised by an officer of the Company at a price of $0.12 per share, resulting in a payment to the company of $43,029.
On July 23, 2021, options to purchase 358,571 shares of common stock were exercised by a former officer of the Company at a price of $0.12 per share, resulting in a payment to the company of $43,029. On July 29, 2021, options to purchase an aggregate of 135,000 shares of common stock with an exercise price of $0.45 per share and options to purchase 135,000 shares of common stock with an exercise price of $1.31 per share were forfeited by the same former officer of the Company as they were not exercised prior to the 90th day following his resignation of employment.
On August 4, 2021, the Company’s Compensation Committee granted Phillip W. Oldridge, the Company’s Chief Executive Officer and Chairman of the Board, and a member of its board of directors, options to purchase 440,000 shares of common stock at an exercise price of $0.2753 per share. The Committee determined that Mr. Oldridge would be immediately vested in the options granted. The options were valued using the Black-Scholes option-pricing model, resulting in fair market value of $121,132 for the options which expire on August 3, 2031. The assumptions used in the valuation of the options included an expected term of ten years, volatility of 172.40%, and a risk-free interest rate of 1.56%. Because these options were fully vested and exercisable as of the grant date, the fair market value of $121,132 was recorded as stock-based compensation expense at the date of grant. Mr. Oldridge exercised these options on November 30, 2021.
On December 7, 2021, options to purchase 5,000,000 shares of common stock were exercised by the former President and CEO of the Company at a price of $0.10 per share. The former officer elected to pay the $500,000 exercise price for the shares with shares, so was issued 3,402,555 shares.
As of December 31, 2021, outstanding options had intrinsic value of $152,800.